BLACKROCK VARIABLE SERIES FUNDS II, INC.

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 27, 2022 (the “Supplement”) to each Fund’s

Summary Prospectus and Prospectus, each dated May 1, 2022, as supplemented to date

The following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Total Return V.I. Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Rick Rieder	2010*	Global Chief Investment Officer of Fixed Income, Co-head of BlackRock, Inc.’s Global Fixed Income platform, member of Global Operating Committee and Chairman of the BlackRock, Inc. firmwide Investment Council
Bob Miller[1]	2011*	Managing Director of BlackRock, Inc.
David Rogal	2017*	Managing Director of BlackRock, Inc.
Chi Chen	2022	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond V.I. Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock U.S. Government Bond V.I. Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since*	Title
Bob Miller[1]	2012	Managing Director of BlackRock, Inc.
Matthew Kraeger	2012	Managing Director of BlackRock, Inc.
Siddharth Mehta	2017	Director of BlackRock, Inc.

*	Includes management of the Predecessor Fund.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of BlackRock Total Return V.I. Fund’s Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Rick Rieder, Bob Miller[1], David Rogal and Chi Chen are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of BlackRock U.S. Government Bond V.I. Fund’s Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Bob Miller[1], Matthew Kraeger and Siddharth Mehta are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock Total Return V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Total Return V.I. Fund

The Fund is managed by Rick Rieder, Bob Miller, David Rogal and Chi Chen, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2010*	Global Chief Investment Officer of Fixed Income, Co-head of BlackRock’s Global Fixed Income platform, member of Global Operating Committee and Chairman of the BlackRock firm-wide Investment Council. Managing Director of BlackRock, Inc. since 2009. President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.
Bob Miller[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2011*	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
David Rogal	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017*	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2014 to 2019; Vice President of BlackRock, Inc. from 2011 to 2013.
Chi Chen	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2018 to 2019.

*	Includes management of the applicable Predecessor Fund.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock U.S. Government Bond V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock U.S. Government Bond V.I. Fund

The Fund is managed by Bob Miller, Matthew Kraeger and Siddharth Mehta, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since*	Title and Recent Biography
Bob Miller[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.
Matthew Kraeger	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Managing Director of BlackRock, Inc. since 2015; Director of BlackRock, Inc. from 2009 to 2014; Vice President of BlackRock, Inc. from 2006 to 2008; Associate of BlackRock, Inc. from 2002 to 2005.
Siddharth Mehta	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Director of BlackRock, Inc. since 2017; Vice President of BlackRock, Inc. from 2011 to 2016.

*	Includes management of the applicable Predecessor Fund.

[1]	On or about March 31, 2023, Bob Miller will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.